Investments in Associates and Joint Ventures - Details of Investments in Significant Associates and Joint Ventures (Parenthetical) (Detail)					1 Months Ended							12 Months Ended
	Sep. 30, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Nov. 30, 2018	Oct. 31, 2018	Aug. 31, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
LINE Games Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership					49.50%		73.50%					49.50%
Snow Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership				45.00%		34.00%						34.00%	45.00%
LINE Mobile Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership			100.00%						49.00%			49.00%
FOLIO Co Ltd [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership											41.40%	41.40%
Percentage of voting shares acquired											26.10%
Venture Republic Inc [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership							34.00%					34.00%
LINE MUSIC Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership		33.40%						36.70%				36.70%	33.40%
Drama & Company [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership	37.20%					40.70%						40.70%	37.20%
RABBIT-LINE PAY COMPANY LIMITED [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership				50.00%						33.30%		33.30%	50.00%